Income Taxes	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021
Income Taxes

Note 8 — Income Taxes

The Company is subject to United States federal and state income taxes.

The provision for income taxes consists of the following (benefits) provisions:

	For the Years Ended December 31,
	2021	2020
Deferred tax benefit:
Federal	$(1,480,472)	$(2,454,779)
State	(763,612)	(388,462)
	(2,244,084)	(2,843,241)
Change in valuation allowance	2,244,084	2,843,241
Provision for income taxes	$—	$—

The provision for income taxes differs from the Federal statutory rate as follows:

	For the Years Ended December 31,
	2021	2020
Federal statutory rate	21.0%	21.0%
State tax rate, net of federal benefit	3.7%	2.5%
Permanent items	(0.9)%	0.5%
Nondeductible basis difference	0.1%	(1.0)%
Effect of change in state rate	3.9%	0.0%
Prior period adjustments and other	0.0%	(0.6)%
Change in valuation allowance	(27.8)%	(22.4)%
Effective income tax rate	0.0%	0.0%

ZYVERSA THERAPEUTICS, INC.
NOTES TO FINANCIAL STATEMENTS

Note 8 — Income Taxes (cont.)

Deferred tax assets and liabilities consist of the following:

	As of December 31,
	2021	2020
Net operating loss carryforwards	$4,930,055	$3,409,822
Stock-based compensation expense	3,220,799	2,096,968
Capitalized research and development costs	2,199,126	2,668,412
Capitalized start-up costs	620,016	644,460
Capitalized licensing costs	735,485	745,555
Derivative liabilities	6,388	55,138
Deferred debt discounts	—	—
Capitalized patents	235,065	143,867
Warrants	239,307	228,297
Contributions carryforward	2,840	2,709
Deferred rent	4,176	4,830
Deferred tax assets	12,193,257	10,000,058
Valuation allowance	(12,180,021)	(9,935,937)
	13,236	64,121

Deferred debt discount	(6,388)	(55,138)
Fixed assets	(6,848)	(8,983)
Deferred tax liabilities	(13,236)	(64,121)
Deferred tax assets, net	$—	$—

At December 31, 2021 and 2020, the Company had approximately $20,446,000 and $14,290,000 Federal net operating loss (“NOL”) carryforwards and $14,644,000 and $9,412,000 of State NOLs that may be available to offset future Federal and State taxable income, respectively. Such NOL carryforwards do not expire. However, their use to offset future taxable income may be subject to limitations under Section 382 of the Internal Revenue Code and similar state statutes as a result of ownership changes.

The Company has assessed the likelihood that deferred tax assets will be realized and considers all available positive and negative evidence, including the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies. A valuation allowance is established when it is “more likely than not” that all, or a portion of, deferred tax assets will not be realized. After the performance of such a review as of December 31, 2021 and 2020, management believes that uncertainty exists with respect to future realization of its deferred tax assets and has, therefore, established a full valuation allowances as of that date. Thus, the Company recorded an increase in the valuation allowance of $2,244,084 and $2,843,241 in connection with the tax provisions for the years ended December 31, 2021 and 2020, respectively.

Management has evaluated and concluded that there were no material uncertain tax positions requiring recognition in the Company’s financial statements as of December 31, 2021 and 2020. The Company does not expect any significant changes in its unrecognized tax benefits within twelve months of the reporting date.

No tax audits were commenced or were in process during the years ended December 31, 2021 and 2020 and no tax related interest or penalties were incurred during those years. The Company’s tax returns beginning with the year ended December 31, 2018 remain subject to examination.

ZYVERSA THERAPEUTICS, INC.
NOTES TO FINANCIAL STATEMENTS

Larkspur Health Acquisition Corp [Member]
Income Taxes

NOTE 8 — TAXES

The Company’s net deferred tax assets is as follows:

For the Period From March 17, 2021 (Inception) Through December 31, 2021
Deferred tax assets:
Net operating losses	$33,255
Start up costs	16,151
Total deferred tax assets	49,406
Valuation Allowance	(49,406)
Deferred tax asset, net of allowance	$—

Below is breakdown of the income tax provision.

For the Period From March 17, 2021 (Inception) Through December 31, 2021
Federal
Current	$—
Deferred	(49,406)
State and local
Current	—
Deferred	—
Change in valuation allowance	49,406
Income tax provision	$—

LARKSPUR HEALTH ACQUISITION CORP.
NOTES TO THE FINANCIAL STATEMENTS

NOTE 8 — TAXES (cont.)

As of December 31, 2021, the Company had $158,358 of U.S. federal net operating loss carryovers that do not expire and are available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the year ended December 31, 2021, the change in the valuation allowance was $49,406.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

For the Period From March 17, 2021 (Inception) Through December 31, 2021
U.S. federal statutory rate	21.0%
Other	0.5%
Valuation allowance	(20.5)%
Income tax provision	—

The effective tax rate differs from the statutory tax rate of 21% for the year ended December 31, 2021, due to the valuation allowance recorded on the Company’s net operating losses. The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open to examination by the taxing authorities.